Balance Sheets (Supera Pharmaceuticals, Inc.) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 18,617,955	$ 517,444
Total Assets	36,842,761	10,884,935
LIABILITIES AND STOCKHOLDER'S DEFICIT
Trade accounts payable	569,999	599,306
Total Current Liabilities	2,263,295	1,529,765
Total Liabilities	2,263,295	1,529,765
Stockholder's Deficit
Common stock value	171,598,681	128,920,414
Accumulated Deficit	(137,163,739)	(119,583,130)
Total Shareholders' Equity	34,579,466	9,355,170
Total Liabilities and Stockholder's Deficit	36,842,761	10,884,935
Supera Pharmaceuticals, Inc. [Member]
Current Assets:
Cash	14,551	2,476
Due from affiliate	24,600
Total Assets	39,151	2,476
LIABILITIES AND STOCKHOLDER'S DEFICIT
Trade accounts payable	556,781	145,494
Due to affiliate		14,849
Paycheck Protection Program Loan	16,600
Total Current Liabilities	573,381	160,343
Related party line of credit	599,747	444,516
Related party interest payable	29,628	2,706
Total Liabilities	1,202,756	607,565
Stockholder's Deficit
Common stock value
Additional paid-in capital
Accumulated Deficit	(1,163,605)	(605,089)
Total Shareholders' Equity	(1,163,605)	(605,089)
Total Liabilities and Stockholder's Deficit	$ 39,151	$ 2,476